Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 7,884	$ 6,410	$ 13,031
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency translation adjustments	(3,494)	129	1,493
Change in pension liability, net of tax of $232, $0 and $0, respectively	466	4,553	(7,651)
Total other comprehensive (loss) income	(3,028)	4,682	(6,158)
Less: Comprehensive income attributable to non‑controlling interest	(1,749)	(4,247)	(1,392)
Comprehensive income attributable to Evoqua Water Technologies Corp.	$ 3,107	$ 6,845	$ 5,481